Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ (1)	$ (3)	$ 2	$ 7
Impairment of non-marketable equity securities	0	0	0	(1)
Sale of non-marketable equity securities	0	0	0	0
Total income (loss) from equity investments, net	$ (1)	$ (3)	$ 2	$ 6